Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, Assets	¥ 52,319	¥ 43,633
Total assets	53,784	44,182
Total liabilities	22,702	9,583
Fair Value, Inputs, Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total assets	52,319	43,633
Fair Value, Inputs, Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total assets	1,465	549
Total liabilities	22,702	9,583
Domestic Equity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, Assets	41,622	35,734
Domestic Equity Securities | Fair Value, Inputs, Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, Assets	41,622	35,734
Foreign Equity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, Assets	8,745	6,120
Foreign Equity Securities | Fair Value, Inputs, Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, Assets	8,745	6,120
Foreign Corporate Bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, Assets	1,952	1,779
Foreign Corporate Bonds | Fair Value, Inputs, Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, Assets	1,952	1,779
Interest Rate Swap Agreements
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative instruments, Assets	835	45
Derivatives instruments, Liabilities	2,239	2,227
Interest Rate Swap Agreements | Fair Value, Inputs, Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative instruments, Assets	835	45
Derivatives instruments, Liabilities	2,239	2,227
Foreign currency contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative instruments, Assets	531	468
Derivatives instruments, Liabilities	20,448	6,300
Foreign currency contracts | Fair Value, Inputs, Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative instruments, Assets	531	468
Derivatives instruments, Liabilities	20,448	6,300
Foreign currency options
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative instruments, Assets	99	36
Derivatives instruments, Liabilities	15	1,056
Foreign currency options | Fair Value, Inputs, Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative instruments, Assets	99	36
Derivatives instruments, Liabilities	¥ 15	¥ 1,056